Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income taxes in consolidated statements of operations

	Year ended
Income taxes in consolidated statements of operations	December 31, 2020	December 31, 2019	December 31, 2018
Current tax expense	2,382	1,860	721
Deferred tax (recovery) expense	(4)	(3,231)	563
Total tax (benefit) expense	2,378	(1,371)	1,284

Schedule of reconciliation between the effective income tax rate and the statutory income tax rate
Reconciliation between the Effective Income Tax Rate and the Statutory Income Tax Rate

	Year ended
	December 31, 2020		December 31, 2019		December 31, 2018
	$	%	$	%	$	%
Income tax expense in international offices taxed at different rates	2,695	1.8	695	0.4	876	0.4
Expenses not deductible for tax purposes	299	0.2	104	0.1	225	0.1
Prior year tax adjustments	41	—	160	0.1	(79)	—
Change in valuation allowance	(582)	(0.4)	(2,429)	(1.4)	315	0.2
Other - net	(75)	(0.1)	99	0.1	(53)	—
Income tax (benefit) expense at effective tax rate	2,378	1.6	(1,371)	(0.8)	1,284	0.7

Schedule of deferred income taxes

Deferred income taxes	December 31, 2020	December 31, 2019
Deferred income tax asset
Tax loss carried forward	8,134	8,427
Pension liability	1,448	968
Fixed assets	(905)	(691)
Allowance for compensated absence	44	15
Deferred income tax asset before valuation allowance	8,721	8,719
Less: valuation allowance	(4,257)	(4,839)
Deferred income tax asset after valuation allowance	4,464	3,880

Deferred income tax liability
Other	(19)	(14)
Net deferred income tax assets	4,445	3,866